Income Taxes - Reconciliation of accounting profit multiplied by statutory tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Abstract]
Income (loss) before income tax (expense) recovery	$ (340,424)	$ (151,240)
Net income (loss) not subject to taxes	(155,010)	(194,675)
Net income (loss) subject to taxes	$ (185,414)	$ 43,435
Applicable statutory tax rate	1.00%	11.00%
Net income (loss) subject to taxes at applicable statutory tax rates	$ (1,222)	$ 4,885
Permanent differences	2,219	(1,976)
Adjustments related to currency differences	172	(360)
Derecognition of deferred tax assets and other	4,570	5,278
Tax expense (recovery) related to current year	$ 5,739	$ 7,827